Remaining performance obligations (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Disclosure of performance obligations [line items]
Remaining performance obligations	$ 6,208
2022
Disclosure of performance obligations [line items]
Remaining performance obligations	2,711
2023
Disclosure of performance obligations [line items]
Remaining performance obligations	1,507
2024
Disclosure of performance obligations [line items]
Remaining performance obligations	752
2025
Disclosure of performance obligations [line items]
Remaining performance obligations	474
2026
Disclosure of performance obligations [line items]
Remaining performance obligations	216
THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	548
Wireline
Disclosure of performance obligations [line items]
Remaining performance obligations	4,189
Wireline | 2022
Disclosure of performance obligations [line items]
Remaining performance obligations	1,295
Wireline | 2023
Disclosure of performance obligations [line items]
Remaining performance obligations	946
Wireline | 2024
Disclosure of performance obligations [line items]
Remaining performance obligations	712
Wireline | 2025
Disclosure of performance obligations [line items]
Remaining performance obligations	473
Wireline | 2026
Disclosure of performance obligations [line items]
Remaining performance obligations	215
Wireline | THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	548
Wireless
Disclosure of performance obligations [line items]
Remaining performance obligations	2,019
Wireless | 2022
Disclosure of performance obligations [line items]
Remaining performance obligations	1,416
Wireless | 2023
Disclosure of performance obligations [line items]
Remaining performance obligations	561
Wireless | 2024
Disclosure of performance obligations [line items]
Remaining performance obligations	40
Wireless | 2025
Disclosure of performance obligations [line items]
Remaining performance obligations	1
Wireless | 2026
Disclosure of performance obligations [line items]
Remaining performance obligations	1
Wireless | THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	$ 0